Commitments and Contingencies (Tables)	12 Months Ended
Jul. 31, 2013
Commitments and Contingencies
Schedule of future minimum lease payments under the non-cancelable operating leases
Year Ended July 31,	Operating Lease
2014	$86,390
2015	100,860
2016	103,891
2017	8,895
Total minimum payments	$300,036